Employee Benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		$ 34,612	$ 32,016
Expected return on plan assets		1,171	1,214	$ 574
Actual return on plan assets		2,347	2,092
Employer contributions		91	109
Plan participants' contributions		23	22
Benefits paid		(489)	(724)
Foreign currency exchange rate changes		(386)	1,097
Fair value of plan assets at end of year	$ 36,198	36,198	34,612	32,016
United Kingdom | PRA Switzerland AG pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,849
Actual return on plan assets	15
Employer contributions	135
Plan participants' contributions	135
Benefits paid	(113)
Foreign currency exchange rate changes	(4)
Fair value of plan assets at end of year	3,017	3,017
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		7,601	6,014
Expected return on plan assets		15	21
Actual return on plan assets		(238)	519
Scheme contributions		128	105
Plan participants' contributions		95	81
Transferred balances		76	245
Settlement		(483)	0
Foreign currency exchange rate changes		(230)	616
Fair value of plan assets at end of year	6,964	6,964	$ 7,601	$ 6,014
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 3,017	$ 3,017